SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Property and equipment
Manufacturing equipment	5-7 Years
Computer and other equipment	3-7 Years
Leasehold Improvements	Lesser of useful life or the term of the lease

Manufacturing equipment	5-7 Years
Computer and other equipment	3-7 Years
Leasehold Improvements	Lesser of useful life or the term of the lease

Basic and diluted loss per share
September 30, 2018

Number of common stock shares issued and outstanding	25,795,871
Number of common stock shares from conversion of convertible notes	1,330,905
Number of common stock shares from exercise of warrants	3,804,751
Number of common stock shares from exercise of stock options	655,634
Total fully-diluted common stock shares	31,587,161

December 31, 2017

Number of common stock shares issued and outstanding	23,901,252
Number of common stock shares from conversion of convertible notes	307,904
Number of common stock shares from exercise of warrants	360,000
Total fully-diluted common stock shares	24,569,156

Business Acquisition, consideration
As of November 10, 2017
Consideration
License of CURE’s intellectual property	$139,000
Fair value of total consideration transferred	$139,000

Business Acquisition, assets acquired and liabilities assumed

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$65,702
Intangible asset	139,000
Accrued expenses	(791)
Loans from shareholder	(4,217)
Total identifiable net assets	199,694
Noncontrolling interest in Oak	(60,694)
CURE’s interest in Oak	$139,000

Business Acquisition, Pro Forma Information
December 31, 2017
Net revenues	$363,434
Net loss	(8,099,441)

Net loss per share, basic and diluted	$(0.34)